CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATION AND RISKS

Note 19 — CONCENTRATION AND RISKS

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For Years Ended December 31,
	2023	2024	2025
	S$	S$	S$
Percentage of Company’s revenue
Customer A(1)	35%	34%	24%
Customer B(2)	25%	23%	9%
Customer C(3)	11%	19%	9%
Customer D(4)	4%	11%	2%
Customer E(3)	-	-	17%
Customer F(4)	-	-	14%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2024	2025
	S$	S$
Percentage of Company’s accounts receivable
Customer B(2)	68%	40%
Customer C(3)	23%	22%

(1)	Customer A is Cambodia’s largest and leading financial institution.
(2)	Customer B is Brunei’s largest telecommunications company.
(3)	Customer C is a local insurance corporation based in Singapore.
(4)	Customer D is a technology service provider specializing in system integration and customer engagement solutions based in Cambodia.
(5)	Customer E is a China based financial technology company.
(6)	Customer F is a leading financial institution in Cambodia.

The following table sets forth a summary of single vendor who represent 10% or more of the Company’s cost of revenue:

	For Years Ended December 31,
	2023	2024	2025
	S$	S$	S$
Percentage of Company’s cost of revenue
Vendor A(1)	-	13%	3%
Vendor B(2)	23%	12%	2%
Vendor C(3)	-	-	26%
Vendor D(4)	-	-	25%
Vendor E(5)	17%	4%	3%
Vendor F(6)	12%	4%	3%

There were no vendors that accounted for 10% or more of the Company’s total accounts payable as of December 31, 2025 and 2024.

(1)	Vendor A is a cybersecurity company that provide Trellix cybersecurity solutions.
(2)	Vendor B is a company specialized in cloud-based technology solutions.
(3)	Vendor C is technology solutions company that provides smart POS, QR code terminals and payment solutions.
(4)	Vendor D is a technology company engaged in software development and IT implementation consulting services.
(5)	Vendor E is a company that sells and support the implementation and operation of cybersecurity products and could services.

(6)	Vendor E is a technology company specialized in cryptography.

Credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, amounts due from related parties and other current assets. As of December 31, 2025, the Company’s cash and cash equivalents were held in financial institutions with high credit ratings and quality in Singapore and the United States of America. Management believes that these financial institutions are of high credit quality and continually monitors the creditworthiness of these financial institutions. In Singapore, a depositor has up to S$100,000 insured by the Singapore Deposit Insurance Corporation. In the United States, a depositor has up to US$250,000 insured by the Federal Deposit Insurance Corporation.

Accounts receivable primarily comprise amounts receivable from customers. To reduce credit risk, the Company performs ongoing credit evaluations of the financial condition of these customers and generally does not require collateral or other security from customers. The Company has established a provision matrix applied on the portfolio segmented by factors such as geographic region and products that are considered to have similar credit characteristics and risk of loss. Historically, such losses have been within management’s expectations.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

The Company ensures that it has sufficient cash and bank balances, and liquid assets to meet its expected operational expenses, including servicing for financial obligations.

Foreign currency risk

The Company is exposed to changes in foreign currency exchange rates due to transactions denominated in currencies other than the location’s functional currency.

The Company also has foreign currency exposure due to net monetary assets denominated in currencies other than the S$. In addition to net monetary remeasurement, we have exposures related to the translation of subsidiary financial statements from their functional currency, the local currency, into its reporting currency, the S$, most notably in Singapore. Based on our foreign currency exposure as of December 31, 2025, a 10.0% fluctuation does not have a significant impact the financial position, results of operations or cash flows.